Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Loans	Below is a disaggregated presentation of our loans, inclusive of fair market value adjustments and accrued interest income, as applicable, as of the dates indicated:

	March 31,	December 31,
	2021	2020
Loans at fair value
Securitized student loans	$793,366	$908,427
Securitized personal loans	461,394	559,743
Student loans	1,873,427	1,958,032
Home loans	231,903	179,689
Personal loans	1,112,514	1,253,177
Total loans at fair value	4,472,604	4,859,068
Loans at amortized cost(1)
Credit card loans(2)	14,224	3,723
Commercial loan(3)	—	16,512
Total loans at amortized cost	14,224	20,235
Total loans	$4,486,828	$4,879,303
_____________________
(1) See Note 1 for additional information on our loans at amortized cost as it pertains to the allowance for credit losses pursuant to ASC 326.
(2) During the three months ended March 31, 2021, we had originations of credit card loans of $28,763 and gross repayments on credit card loans of $18,357.
(3) During the fourth quarter of 2020, we issued a commercial loan with a principal balance of $16,500 and accumulated interest of $12 as of December 31, 2020, all of which was repaid in January 2021.
The following table summarizes the aggregate fair value of our loans measured at fair value on a recurring basis as of the dates indicated:

	Student Loans	Home Loans	Personal Loans	Total
March 31, 2021
Unpaid principal	$2,590,442	$228,645	$1,536,702	$4,355,789
Accumulated interest	8,222	106	9,371	17,699
Cumulative fair value adjustments	68,129	3,152	27,835	99,116
Total fair value of loans	$2,666,793	$231,903	$1,573,908	$4,472,604
December 31, 2020
Unpaid principal	$2,774,511	$171,967	$1,780,246	$4,726,724
Accumulated interest	9,472	141	11,558	21,171
Cumulative fair value adjustments	82,476	7,581	21,116	111,173
Total fair value of loans	$2,866,459	$179,689	$1,812,920	$4,859,068
The following table summarizes the aggregate fair value of loans 90 days or more delinquent as of the dates indicated. As delinquent loans are charged off after 120 days of nonpayment, amounts presented below represent the fair value of loans that are 90 to 120 days delinquent.

	Student Loans	Home Loans	Personal Loans	Total
March 31, 2021
Unpaid principal	$775	$—	$4,237	$5,012
Accumulated interest	24	—	237	261
Cumulative fair value adjustments	(285)	—	(3,916)	(4,201)
Fair value of loans 90 days or more delinquent	$514	$—	$558	$1,072
December 31, 2020
Unpaid principal	$1,046	$—	$4,199	$5,245
Accumulated interest	37	—	210	247
Cumulative fair value adjustments	(442)	—	(3,872)	(4,314)
Fair value of loans 90 days or more delinquent	$641	$—	$537	$1,178
Below is a disaggregated presentation of our loans, inclusive of fair market value adjustments and accrued interest income, as applicable, as of the dates indicated:

	December 31,
	2020	2019
Loans at fair value
Securitized student loans	$908,427	$1,428,924
Securitized personal loans	559,743	1,563,603
Student loans	1,958,032	1,756,309
Home loans	179,689	91,695
Personal loans	1,253,177	547,427
Total loans at fair value	4,859,068	5,387,958
Loans at amortized cost(1)
Credit card loans(2)	3,723	—
Commercial loan(3)	16,512	—
Total loans at amortized cost	20,235	—
Total loans	$4,879,303	$5,387,958
__________________
(1) See Note 1 for additional information on our loans at amortized cost as it pertains to the allowance for credit losses pursuant to ASC 326.
(2) The carrying value of credit card loans as of December 31, 2020 reflects originations of $6,957 and accrued interest of $2, reduced by gross repayments of $3,017 and allowance for credit losses of $219.
(3) During the fourth quarter of 2020, we issued a commercial loan that had a principal balance of $16,500 and accumulated unpaid interest of $12 as of December 31, 2020, all of which was repaid during January 2021.
The following table summarizes the aggregate fair value of our loans measured at fair value on a recurring basis as of the dates indicated:

	Student Loans	Home Loans	Personal Loans	Total
December 31, 2020
Unpaid principal	$2,774,511	$171,967	$1,780,246	$4,726,724
Accumulated interest	9,472	141	11,558	21,171
Cumulative fair value adjustments	82,476	7,581	21,116	111,173
Total fair value of loans	$2,866,459	$179,689	$1,812,920	$4,859,068
December 31, 2019
Unpaid principal	$3,111,032	$91,225	$2,112,306	$5,314,563
Accumulated interest	8,186	120	13,936	22,242
Cumulative fair value adjustments	66,015	350	(15,212)	51,153
Total fair value of loans	$3,185,233	$91,695	$2,111,030	$5,387,958
The following table summarizes the aggregate fair value of loans 90 days or more delinquent as of the dates indicated. As delinquent loans are charged off after 120 days of nonpayment, amounts presented below represent the fair value of loans that are 90 to 120 days delinquent.

	Student Loans	Home Loans	Personal Loans	Total
December 31, 2020
Unpaid principal	$1,046	$—	$4,199	$5,245
Accumulated interest	37	—	210	247
Cumulative fair value adjustments	(442)	—	(3,872)	(4,314)
Fair value of loans 90 days or more delinquent	$641	$—	$537	$1,178
December 31, 2019
Unpaid principal	$2,772	$—	$10,625	$13,397
Accumulated interest	47	—	334	381
Cumulative fair value adjustments	(1,508)	—	(9,356)	(10,864)
Fair value of loans 90 days or more delinquent	$1,311	$—	$1,603	$2,914

Schedule of Loans Measured at Fair Value
The following table presents the changes in our loans measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2021	$2,866,459	$179,689	$1,812,920	$4,859,068
Origination of loans	1,004,685	735,604	805,689	2,545,978
Principal payments	(250,219)	(1,479)	(258,199)	(509,897)
Sales of loans	(936,160)	(677,566)	(779,441)	(2,393,167)
Purchases(1)	71	119	1,001	1,191
Change in accumulated interest	(1,249)	(35)	(2,187)	(3,471)
Change in fair value(2)	(16,794)	(4,429)	(5,875)	(27,098)
Fair value as of March 31, 2021	$2,666,793	$231,903	$1,573,908	$4,472,604

Fair value as of January 1, 2020	$3,185,233	$91,695	$2,111,030	$5,387,958
Origination of loans	2,134,506	346,808	901,694	3,383,008
Principal payments	(226,378)	(1,400)	(261,776)	(489,554)
Sales of loans	(2,256,059)	(313,042)	(777,346)	(3,346,447)
Deconsolidation of securitizations	—	—	(260,740)	(260,740)
Purchases(1)	33,367	—	1,835	35,202
Change in accumulated interest	134	16	(3,397)	(3,247)
Change in fair value(2)	(15,060)	1,891	(19,808)	(32,977)
Fair value as of March 31, 2020	$2,855,743	$125,968	$1,691,492	$4,673,203
__________________
(1) Purchases reflect unpaid principal balance and relate to previously transferred loans. Purchase activity during the three months ended March 31, 2020 included securitization clean-up calls of $33,012. The remaining purchases during the periods presented related to standard representations and warranties pursuant to our various loan sale agreements.
(2) Changes in fair value of loans are recorded in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss within noninterest income — loan origination and sales for loans held on the balance sheet prior to transfer and within noninterest income — securitizations for loans in a consolidated VIE. Changes in fair value are impacted by valuation assumption changes, as well as sales price execution and amount of time the loans are held prior to sale.
We record changes in fair value within noninterest income — securitizations in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss, a portion of which is subsequently reclassified to interest expense — securitizations and warehouses for residual interests classified as debt and to interest income — securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of January 1, 2021	$139,524	$118,298
Additions	26,381	—
Change in valuation inputs or other assumptions	3,497	7,951
Payments	(18,441)	(11,367)
Fair value as of March 31, 2021	$150,961	$114,882

Fair value as of January 1, 2020	$262,880	$271,778
Additions	9,408	—
Change in valuation inputs or other assumptions	(1,074)	14,936
Payments	(22,523)	(28,579)
Derecognition upon achieving true sale accounting treatment	—	(72,026)
Fair value as of March 31, 2020	$248,691	$186,109
The following table presents the changes in our IRLCs, which are measured at fair value on a recurring basis. Changes in the fair value of IRLCs are recorded within noninterest income — loan origination and sales in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

IRLCs
Fair value as of January 1, 2021	$15,620
Revaluation adjustments	7,118
Funded loans(1)	(10,210)
Unfunded loans(1)	(5,410)
Fair value as of March 31, 2021	$7,118

Fair value as of January 1, 2020	$1,090
Revaluation adjustments	11,831
Funded loans(1)	(572)
Unfunded loans(1)	(518)
Fair value as of March 31, 2020	$11,831
___________________
(1)Funded and unfunded loan fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, multiplied by the IRLC price in effect at the beginning of each quarter.

The following table presents the changes in our loans measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2019	$3,365,741	$42,698	$3,803,550	$7,211,989
Origination of loans	6,695,138	773,684	3,731,981	11,200,803
Principal payments	(852,019)	(1,107)	(1,677,532)	(2,530,658)
Sales of loans	(6,051,418)	(726,443)	(2,604,263)	(9,382,124)
Deconsolidation of securitizations	—	—	(1,538,620)	(1,538,620)
Purchases(1)	36,120	1,137	10,055	47,312
Additions of loans to securitizations(2)	—	—	448,470	448,470
Change in accumulated interest	(1,047)	65	(10,684)	(11,666)
Change in fair value(3)	(7,282)	1,661	(51,927)	(57,548)
Fair value as of December 31, 2019	$3,185,233	$91,695	$2,111,030	$5,387,958
Origination of loans	4,928,880	2,183,521	2,580,757	9,693,158
Principal payments	(883,761)	(2,748)	(1,015,046)	(1,901,555)
Sales of loans	(4,534,286)	(2,102,101)	(1,531,058)	(8,167,445)
Deconsolidation of securitizations	(495,507)	—	(406,687)	(902,194)
Purchases(1)	648,153	2,070	39,975	690,198
Change in accumulated interest	1,286	21	(2,379)	(1,072)
Change in fair value(3)	16,461	7,231	36,328	60,020
Fair value as of December 31, 2020	$2,866,459	$179,689	$1,812,920	$4,859,068
__________________
(1) Purchases reflect unpaid principal balance and relate to previously transferred loans. Purchase activity includes securitization clean-up calls during the years ended December 31, 2020 and 2019 of $76,044 and $31,807, respectively. Additionally, during the year ended December 31, 2020, the Company elected to purchase $606,264 of previously sold loans from certain investors. The Company was not required to buy back these loans. The remaining purchases related to standard representations and warranties pursuant to our various loan sale agreements.
(2) We consolidate certain VIEs and, prior to finalizing the related securitization transaction in certain instances, a portion of the loans transferred to the SPE are contributed by third parties.
(3) Changes in fair value of loans are recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within noninterest income — loan origination and sales for loans held on the balance sheet prior to transfer and within noninterest income — securitizations for loans in a consolidated VIE.
The following table presents the changes in the residual investments and residual interests classified as debt, which are both measured at fair value on a recurring basis. We record changes in fair value within noninterest income — securitizations in the Consolidated Statements of Operations and Comprehensive Income (Loss), a portion of which is subsequently reclassified to interest expense — securitizations and warehouses for residual interests classified as debt and to interest income — securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of January 1, 2019	$135,142	$444,846
Additions	171,061	116,906
Change in valuation inputs or other assumptions	6,384	17,157
Payments	(49,707)	(209,203)
Derecognition upon achieving true sale accounting treatment	—	(97,928)
Fair value as of December 31, 2019	$262,880	$271,778
Additions	10,708	—
Change in valuation inputs or other assumptions	9,702	38,216
Payments(1)	(96,505)	(89,978)
Transfers(2)	(47,261)	—
Derecognition upon achieving true sale accounting treatment	—	(101,718)
Fair value as of December 31, 2020	$139,524	$118,298
______________________
(1)Payments of residual investments included $8.4 million of residual investment sales made during the year ended December 31, 2020.
(2)During the year ended December 31, 2020, includes a transfer from residual investments (Level 3) to asset-backed bonds (Level 2) associated with a repackaged securitization transaction in which we formed a new VIE and, in the process, exchanged our residual interest for an asset-backed bond interest.
The following table presents the changes in our IRLCs, which are measured at fair value on a recurring basis. Changes in the fair value of IRLCs are recorded within noninterest income — loan origination and sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

IRLCs
Fair value as of January 1, 2019	$174
Revaluation adjustments	3,635
Funded loans(1)	(1,677)
Unfunded loans(1)	(1,042)
Fair value as of December 31, 2019	$1,090
Revaluation adjustments	62,528
Funded loans(1)	(27,321)
Unfunded loans(1)	(20,677)
Fair value as of December 31, 2020	$15,620
___________________
(1)Funded and unfunded loans fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, multiplied by the IRLC price in effect at the beginning of each quarter.